INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 230,000	$ 221,000	$ 460,000	$ 442,000	$ 893,000	$ 723,000